Fair value measurement - Summary of Fair Value Measurement of Equity (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of equity [line items]
Beginning balance	€ 644,304	€ 645,034
Ending balance	679,375	644,304
Level 3
Disclosure of fair value measurement of equity [line items]
Beginning balance	199,033	177,154
Investments	10,363	19,516
Disposals	(8,017)	(5,169)
Fair value Level adjustments	1,850	6,060
Realized gains	238	69
Exchange rate gains	1,690	1,403
Ending balance	€ 205,157	€ 199,033